SIDLEY AUSTIN LLP 787 SEVENTH AVENUE NEW YORK, NY 10019 +1 212 839 5300 +1 212 839 5599 FAX AMERICA • ASIA PACIFIC • EUROPE

June 4, 2019

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	BlackRock Balanced Capital Fund, Inc.

(File No. 2-49007, Investment Company Act No. 811-2405)

Ladies and Gentlemen:

On behalf of BlackRock Balanced Capital Fund, Inc., attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Supplement dated May 16, 2019 to the Summary Prospectus and the Prospectus for Investor, Institutional and Class R Shares and the Statement of Additional Information of BlackRock Balanced Capital Fund, Inc. (the “Fund”), dated January 28, 2019, as filed pursuant to Rule 497(e) under the Securities Act of 1933 on May 16, 2019 (the “497 Filing”). The purpose of this filing is to submit the 497 Filing in XBRL for the Fund.

Any questions or comments on the 497 Filing should be directed to the undersigned at (212) 839-5448.

Very truly yours,

/s/ Toi K. Carrion
Toi K. Carrion

Enclosures

cc:	Benjamin Archibald, Esq.

BlackRock Advisors, LLC

Jesse C. Kean, Esq.

Sidley Austin (NY) LLP is a Delaware limited liability partnership doing business as Sidley Austin LLP and practicing in affiliation with other Sidley Austin partnerships.